Property, Plant and Equipment (Narrative) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	$ 2,153,800
Non-contractually required removal costs of utility plant in service	680,900	$ 694,000
Contractually required removal costs of utility plant in service	249,900	218,700
Regulatory assets, non-current	541,784	593,939	$ 574,181
Entity Information [Line Items]
Regulatory assets, non-current	541,784	593,939	574,181
Petersburg Unit 1 retirement
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets, non-current	35,700
Entity Information [Line Items]
Regulatory assets, non-current	35,700
Petersburg Unit 1 retirement and 2 retirement costs
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets, non-current	259,900	287,500
Entity Information [Line Items]
Regulatory assets, non-current	259,900	287,500
Indianapolis Power And Light Company
Public Utility, Property, Plant and Equipment [Line Items]
Direct first mortgage lien	2,153,800
Non-contractually required removal costs of utility plant in service	680,900	694,000
Contractually required removal costs of utility plant in service	249,900	218,700
Regulatory assets, non-current	541,784	593,939	574,181
Entity Information [Line Items]
Regulatory assets, non-current	541,784	593,939	$ 574,181
Indianapolis Power And Light Company | Petersburg Unit 1 retirement
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets, non-current		287,463
Entity Information [Line Items]
Regulatory assets, non-current		$ 287,463
Indianapolis Power And Light Company | Petersburg Unit 1 retirement and 2 retirement costs
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets, non-current	259,892
Entity Information [Line Items]
Regulatory assets, non-current	$ 259,892